091-02234

For Internal Use Only
SEC File No. 9-

RECEIVED Submit 1 Original and 9 Copies

2007 OCT 30 PM 1:07

SEC / MR

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

OMB [redacted] 3235-0504
Expi[redacted]
Estir
per r

07070712

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

4. Name of Underlying Instrument:
Dow Jones Wilshire Small Cap Growth Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
DSG

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
New York Stock Market, American Stock Market and NASDAQ Stock Market

8. Settlement Methodology of New Derivative Securities Product:
Regular Way trades settle on T+3/Book entry only held in DTC

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

PROCESSED
DEC 0 3 2007
THOMSON
FINANCIAL

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:

Date:
10/29/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 3 0 2007

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED

2007 OCT 30 PM 12:58

SEC / MR

October 29, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20003

Re: Form 19b-4(e) – Select Sector streetTRACKS Trust Series

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached originals and nine copies relating to the trading of the following streetTRACKS ETFs:

ETF	Symbol
SPDR S&P Oil & Gas Equipment & Services ETF	XES
SPDR S&P Oil & Gas Exploration & Production ETF	XOP
SPDR S&P Pharmaceuticals ETF	XPH
SPDR S&P Semiconductor ETF	XSD
SPDR S&P Biotech ETF	XBI
SPDR DJ Wilshire Total Market ETF	TMW
SPDR DJ Wilshire Large Cap ETF	ELR
SPDR DJ Wilshire Large Cap Growth ETF	ELG
SPDR DJ Wilshire Large Cap Value ETF	ELV
SPDR DJ Wilshire Mid Cap ETF	EMM
SPDR DJ Wilshire Mid Cap Growth ETF	EMG
SPDR DJ Wilshire Mid Cap Value ETF	EMV
SPDR DJ Wilshire Small Cap ETF	DSC
SPDR DJ Wilshire Small Cap Growth ETF	DSG
SPDR DJ Wilshire Small Cap Value ETF	DSV
KBW Bank ETF	KBE
KBW Capital Markets ETF	KCE
KBW Insurance ETF	KIE
SPDR S&P Dividend ETF	SDY
DJ Wilshire REIT ETF	RWR
Morgan Stanley Technology ETF	MTK

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	OCT 30 2007

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

END